Depreciation Amortization and Impairment by Per Function (Tables)	12 Months Ended
Dec. 31, 2022
Depreciation and amortisation expense [abstract]
Summary of Depreciation and Amortization

	2022
	Property, plant and equipment	Right-of-use assets	Intangible assets	Total
Cost of goods sold	(31,372)	(8,427)	—	(39,799)
Research and development expenses	(490)	(186)	(89)	(765)
Selling, general and administrative expenses	(572)	(4,476)	(2,988)	(8,036)
Total depreciation/amortization/impairment(1) by function	(32,434)	(13,089)	(3,077)	(48,600)

(1)
The impairment related to the assets held for sale is included in Other operating (expenses) and income, net in the consolidated statement of operations. Refer to Note 34 Non-current assets held for sale for details on the YYF Transaction.

	2021
	Property, plant and equipment	Right-of-use assets	Intangible assets	Total
Cost of goods sold(1)	(16,337)	(5,894)	—	(22,231)
Research and development expenses	(294)	(58)	(77)	(429)
Selling, general and administrative expenses(2)	(3,546)	(3,863)	(2,123)	(9,532)
Total depreciation/amortization/impairment by function	(20,177)	(9,815)	(2,200)	(32,192)
(1)
Within property, plant and equipment, the cost of goods sold portion of the EMEA asset impairment amounted to $1.5 million.
(2)
Within property, plant and equipment, the selling, general and administrative expenses portion of the EMEA asset impairment amounted to $3.5 million.

	2020
	Property, plant and equipment	Right-of-use assets	Intangible assets	Total
Cost of goods sold	(6,131)	(3,314)	—	(9,445)
Research and development expenses	(17)	(7)	(12)	(36)
Selling, general and administrative expenses	(189)	(2,500)	(948)	(3,637)
Total depreciation/amortization/impairment by function	(6,337)	(5,821)	(960)	(13,118)